Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands			12 Months Ended
	Dec. 28, 2020	Feb. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017
Investments in associates and joint ventures
Investments in associates and joint ventures			$ 22,813,531	$ 9,762,432	$ 10,546,728
Investment in intangible assets and goodwill			$ 42,724,218	$ 43,328,954
UHI
Investments in associates and joint ventures
Ownership interest in associate	10.00%		35.90%	10.00%
Percentage warrants if exercised on a fully diluted as converted basis		36.00%
Investments in associates and joint ventures			$ 21,424,180	$ 8,189,662
OCEN and subsidiaries
Investments in associates and joint ventures
Ownership interest in associate			40.00%
Investments in associates and joint ventures			$ 556,251	693,970
Other
Investments in associates and joint ventures
Investments in associates and joint ventures			$ 113,905	115,161
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Investments in associates and joint ventures
Ownership interest in joint venture			33.30%
Investments in associates and joint ventures			$ 514,731	567,165
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture			50.00%
Investments in associates and joint ventures			$ 204,464	196,474
Fair value of total consideration						$ 81,749
Investment in intangible assets and goodwill			$ 113,837	$ 113,837